FINANCIAL ASSETS AND LIABILITIES - Trading (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Itaipu | Electric power trading
Disclosure of subsidiaries
Trading (deficit) surplus	R$ 632,656	R$ (321,328)